Employees	12 Months Ended
Dec. 31, 2022
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Employees
8. Employees

Total compensation costs for persons employed by the Company (including Directors) during the year was:

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Included in research and development expenses:
Salaries	4,590	4,126	3,046
Social security costs	456	402	397
Pension contributions	78	73	66
Share-based payment expenses	1,083	1,210	446
Included in administrative expenses:
Salaries	4,478	3,763	4,832
Social security costs	606	418	681
Pension contributions	124	99	89
Share-based payment expenses	2,779	2,092	1,112

Total	14,194	12,183	10,669

Total compensation costs for Directors during the year was:

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Salaries and fees	534	810	1,114
Benefits in kind	9	9	14
Pension contributions	42	58	61
Bonus	226	239	538

Total	811	1,116	1,727

During 2022, one Director was a member of a defined contribution pension scheme (2021: one
;
 2020: one). Further details concerning the remuneration of key management personnel is included in Note 27.